Approval of Financial Statements	6 Months Ended
Jun. 30, 2020
Income Tax [Abstract]
Approval of Financial Statements
2.	APPROVAL OF FINANCIAL STATEMENTS
The accompanying condensed consolidated financial statements were reviewed and approved by the Company’s Audit Committee on September 22, 2020.